Long-Term Debt and Credit Facilities (Tables)	12 Months Ended
May. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt
As of May 31, 2015 and 2014, long-term debt consisted of the following:

	2015	2014

	(in thousands)
Term loan (face amount of $1,234,375 and $1,250,000 at May 31, 2015 and 2014, respectively, less unamortized debt issuance costs of $2,433 and $3,172 at May 31, 2015 and 2014, respectively)	$1,231,942	$1,246,828
Corporate credit facility	508,125	140,000
Notes payable	—	3,679
Total long-term debt	1,740,067	1,390,507
Less current portion of long-term debt (face amount of $62,500 and $17,677 at May 31, 2015 and 2014, respectively, less unamortized debt issuance costs of $716 and $739 at May 31, 2015 and 2014, respectively)	61,784	16,938
Long-term debt, excluding current portion	$1,678,283	$1,373,569

Schedule of Maturities of Long-Term Debt	Maturity requirements on long-term debt by fiscal year are as follows (in thousands):

2016	$62,500
2017	78,125
2018	125,000
2019	1,476,875
Total	$1,742,500